RESERVES (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Schedule of Reserves

	Notes	2026	2025
		US$	US$
Share-based payments reserve	17(b)	12,392,374	6,469,201
Foreign currency translation reserve	17(f)	929,049	(2,780,397)
		13,321,423	3,688,804

Schedule of Movements in Share-based Payments Reserve
(b)    Movements in Share-Based Payments Reserve During the Year

	Number of Unlisted Options (Note 17(c))	Number of Performance Rights (Note 17(d))	No. of Restricted Stock Units (Note 17(e))	US$
2026
June 30, 2025	12,904,118	7,504,409	4,798,225	6,469,201
Grant of employee options, rights and RSUs	4,086,871	769,077	853,979	-
Exercise of options, rights and RSUs	(2,118,279)	(595,000)	(1,540,516)	(3,243,161)
Lapse/forfeiture of employee options, rights and RSUs	(8,000,000)	(630,000)	(1,018)	-
Share-based payment expense	-	-	-	9,166,334
June 30, 2026	6,872,710	7,048,486	4,110,670	12,392,374

2025
June 30, 2024	11,749,372	27,469,335	4,377,034	13,440,265
Grant of employee options, rights and RSUs	2,679,746	5,288,409	2,220,020	-
Exercise of options, rights and RSUs	(1,525,000)	(24,273,335)	(1,639,496)	(15,818,993)
Issue of shares to consultants	-	-	-	(470,262)
Issue of shares to Director in lieu of bonus	-	-	-	(250,000)
Lapse/forfeiture of employee rights and RSUs	-	(980,000)	(159,333)	-
Share-based payment expense	-	-	-	9,568,191
June 30, 2025	12,904,118	7,504,409	4,798,225	6,469,201

2024
June 30, 2023	23,011,372	29,146,000	824,371	15,004,052
Grant of employee rights and RSUs	-	4,021,000	3,894,124	-
Exercise of options, rights and RSUs	(11,262,000)	(5,147,665)	(341,461)	(4,726,904)
Issue of shares to consultants	-	-	-	(470,000)
Expiry of employee rights	-	(550,000)	-	(158,424)
Share-based payment expense	-	-	-	3,791,541
June 30, 2024	11,749,372	27,469,335	4,377,034	13,440,265
Note: For details on the valuation of Unlisted Options, Performance Rights and RSUs, including models and assumptions used, refer to Note 21 of the financial statements.

Schedule of Movements in Foreign Currency Translation Reserve
(f)    Movements in Foreign Currency Translation Reserve During the Year

	2026	2025	2024
	US$	US$	US$
Balance at beginning of the year	(2,780,397)	(1,178,258)	(1,008,244)
Exchange differences arising on translation into presentation currency	3,709,446	(1,602,139)	(170,014)
Balance at June 30	929,049	(2,780,397)	(1,178,258)